UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-21979

Nuveen Investment Trust V

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: September 30

Date of reporting period: June 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Preferred Securities Fund

June 30, 2012

Shares	Description (1)			Value

	COMMON STOCKS – 0.3%

	Real Estate Investment Trust – 0.3%

90,576	Hospitality Properties Trust			$2,409,322
	Total Common Stocks (cost $2,264,400)			2,409,322

Shares	Description (1)	Coupon	Ratings (2)	Value
	$25 PAR (OR SIMILAR) PREFERRED SECURITIES – 39.5%

	Capital Markets – 3.6%

75,432	Deutsche Bank Capital Funding Trust I	7.350%	BBB	$1,897,869

298,051	Deutsche Bank Capital Funding Trust V	8.050%	BBB	7,799,995

180,000	Deutsche Bank Capital Funding Trust VIII	6.375%	BBB	4,345,200

179,600	Morgan Stanley Capital Trust IV	6.250%	BB+	4,274,480

128,635	Morgan Stanley Capital Trust VI	6.600%	BB+	3,137,408

132,715	Morgan Stanley Capital Trust VII	6.600%	BB+	3,191,796

126,621	Morgan Stanley Capital Trust VIII	6.450%	BB+	3,037,638
	Total Capital Markets			27,684,386
	Commercial Banks – 5.6%

284,704	Barclays Bank PLC	8.125%	BBB	7,225,788

159,129	Barclays Bank PLC	7.750%	BBB	3,997,320

985,480	PNC Financial Services	6.125%	BBB	25,967,398

200,000	U.S. Bancorp.	6.500%	A3	5,716,000
	Total Commercial Banks			42,906,506
	Diversified Financial Services – 9.3%

137,448	Citigroup Capital Trust VII	7.125%	BB+	3,456,817

225,000	Citigroup Capital XIII	7.875%	BB+	6,140,250

45,085	Citigroup Capital XIX	7.250%	BB+	1,132,084

147,753	Citigroup Inc.	8.125%	BB	4,166,635

883,187	Countrywide Capital Trust III	7.000%	BB+	21,947,197

527,868	ING Groep N.V	8.500%	BBB	13,439,519

489,748	ING Groep N.V	7.375%	BBB	11,665,797

184,918	ING Groep N.V	7.200%	BBB	4,347,422

58,482	ING Groep N.V	7.050%	BBB	1,362,631

134,010	ING Groep N.V	6.375%	BBB	2,800,809

18,031	ING Groep N.V	6.200%	BBB	369,996

6,281	ING Groep N.V	6.125%	BBB	127,253
	Total Diversified Financial Services			70,956,410
	Electric Utilities – 0.8%

49,000	Southern California Edison Company, (4)	6.500%	Baa2	5,138,875

950,000	Southern California Edison Company, (4)	6.250%	BBB+	992,370
	Total Electric Utilities			6,131,245
	Insurance – 14.7%

126,070	Aegon N.V	8.000%	Baa1	3,326,987

487,448	Aegon N.V	7.250%	Baa1	12,342,183

48,646	Aegon N.V	6.500%	Baa1	1,166,045

266,764	Aegon N.V	6.375%	Baa1	6,517,045

748,189	Allianz SE, (4)	8.375%	A+	19,452,914

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Nuveen Preferred Securities Fund (continued)

June 30, 2012

Shares	Description (1)	Coupon	Ratings (2)	Value

	Insurance (continued)

509,480	Arch Capital Group Limited	6.750%	BBB	$13,246,480

74,025	Aspen Insurance Holdings Limited	7.250%	BBB–	1,895,040

808,853	Axis Capital Holdings Limited	6.875%	BBB	21,669,172

6,865,000	Cloverie PLC Zurich Insurance, (4)	8.250%	N/R	7,180,845

2,400,000	Dai-Ichi Mutual Life, 144A, (4)	7.250%	A3	2,531,674

595,781	Endurance Specialty Holdings Limited	7.500%	BBB–	15,674,998

264,015	Hartford Financial Services Group Inc.	7.875%	BB+	7,138,966

4,656	Protective Life Corporation	7.250%	BBB	117,564

14,123	Selective Insurance Group	7.500%	Baa3	356,323
	Total Insurance			112,616,236
	Real Estate Investment Trust – 1.0%

67,000	Hospitality Properties Trust	7.000%	Baa3	1,725,250

64,000	National Retail Properties Inc.	6.625%	Baa3	1,664,000

141,067	Vornado Realty Trust	6.875%	BBB–	3,903,324
	Total Real Estate Investment Trust			7,292,574
	U.S. Agency – 4.5%

35,000	Cobank Agricultural Credit Bank, 144A, (4)	7.814%	A	1,746,721

527,250	Cobank Agricultural Credit Bank, 144A, (4)	7.000%	A	26,098,873

18,600	Cobank Agricultural Credit Bank, 144A, (4)	11.000%	A	992,195

107,000	Cobank Agricultural Credit Bank, 144A, (4)	11.000%	A	5,908,412
	Total U.S. Agency			34,746,201
	Total $25 Par (or similar) Preferred Securities (cost $267,186,774)			302,333,558

Principal Amount (000)	Description (1)	Optional Call Provisions (3)	Ratings (2)	Value
	TAXABLE MUNICIPAL BONDS – 0.1%

	California – 0.0%

$275	California Municipal Finance Authority, Educational Facilities Revenue Bonds, OCEAA Project, Series 2008B, 11.000%, 10/01/14	No Opt. Call	N/R	$273,331

100	California Statewide Community Development Authority, Lancer Educational Student Housing Revenue Bonds, California Baptist University, Series 2007, 9.125%, 6/01/13	No Opt. Call	N/R	100,817
375	Total California			374,148
	Florida – 0.1%

415	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007B, 7.804%, 10/01/20	No Opt. Call	BBB–	410,198
	Texas – 0.0%

55	La Vernia Education Financing Corporation, Texas, Charter School Revenue Bonds, Riverwalk Education Foundation, Series 2007B, 8.750%, 8/15/12	No Opt. Call	N/R	55,048
$845	Total Taxable Municipal Bonds (cost $844,991)			839,394

2	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 4.8%

	Insurance – 4.8%

$19,245	American International Group, Inc.	8.175%	5/15/68	BBB	$20,880,825

2,000	Nationwide Mutual Insurance Company, 144A	8.250%	12/01/31	A–	2,308,096

3,500	Nationwide Mutual Insurance Company, 144A, (5)	7.875%	4/01/33	A–	3,911,540

7,210	Nationwide Mutual Insurance Company, 144A, (5)	9.375%	8/15/39	A–	9,486,017
31,955	Total Insurance				36,586,478
$31,955	Total Corporate Bonds (cost $32,043,794)				36,586,478

Principal Amount (000)/Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CAPITAL PREFERRED SECURITIES – 53.9%

	Capital Markets – 1.3%

10,000	Aberdeen Asset Management PLC	7.900%	5/29/49	N/R	$9,600,000
	Commercial Banks – 11.4%

15,125	Abbey National Capital Trust I	8.963%	6/30/30	BBB–	14,520,000

6,900	Barclays Bank PLC	6.278%	12/15/34	BBB	5,300,063

9,950	BNP Paribas, 144A	7.195%	6/25/49	BBB+	8,507,250

16,214	Rabobank Nederland, 144A	11.000%	6/30/19	A	20,397,212

1,000	Republic New York Capital I	7.750%	11/15/26	A–	1,007,500

930	Standard Chartered PLC, 144A	7.014%	7/30/37	BBB+	900,607

3,000	Standard Chartered PLC	9.500%	6/29/49	A3	3,303,600

30,514	Wells Fargo & Company, Series K	7.980%	9/15/99	BBB+	33,489,115
	Total Commercial Banks				87,425,347
	Diversified Financial Services – 7.9%

3,955	Citigroup Capital III	7.625%	12/01/36	BB+	4,190,433

17,800	General Electric Capital Corporation	7.125%	12/15/49	AA–	18,804,988

33,880	JP Morgan Chase & Company	7.900%	4/30/18	BBB	37,142,305
	Total Diversified Financial Services				60,137,726
	Electric Utilities – 0.6%

4,959	PPL Capital Funding, Inc.	6.700%	3/30/17	BB+	4,952,801
	Insurance – 25.3%

5,000	Aviva PLC	8.250%	4/29/49	Baa1	4,942,580

33,198	AXA SA, 144A	6.379%	12/14/66	Baa1	25,894,440

23,763	Catlin Insurance Company Limited	7.249%	7/19/67	BBB+	20,911,440

44,430	Financial Security Assurance Holdings, 144A	6.400%	12/15/36	Baa1	27,768,750

23,340	Glen Meadows Pass Through Trust	6.505%	2/15/67	BB+	16,804,800

20,897	Liberty Mutual Group Inc., 144A	10.750%	6/15/58	Baa3	28,419,920

5,000	Lincoln National Corporation	7.000%	5/17/66	BBB	4,775,000

27,051	MetLife Capital Trust X, 144A	9.250%	4/08/68	BBB	33,137,475

4,492	National Financial Services Inc.	6.750%	5/15/37	Baa2	4,267,400

11,705	Prudential PLC	7.750%	12/29/49	A–	11,822,050

1,455	Swiss Re Capital I, 144A	6.854%	5/25/16	A	1,340,379

13,735	Symetra Financial Corporation, 144A	8.300%	10/15/37	BBB–	13,391,625
	Total Insurance				193,475,859

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Nuveen Preferred Securities Fund (continued)

June 30, 2012

Principal Amount (000)/Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Real Estate Investment Trust – 2.5%

19	Sovereign Real Estate Investment Trust, 144A	12.000%	10/31/50	BB+	$19,453,276
	U.S. Agency – 4.9%

18,925	AgFirst Farm Credit Bank	7.300%	12/15/53	A	18,943,736

16	Farm Credit Bank of Texas	10.000%	12/15/60	A3	18,329,063
	Total U.S. Agency				37,272,799
	Total Capital Preferred Securities (cost $405,501,052)				412,317,808

Principal Amount (000)	Description (1)	Coupon	Maturity		Value
	SHORT-TERM INVESTMENTS – 0.3%

$1,902	Repurchase Agreement with State Street Bank, dated 6/29/12, repurchase price $1,902,254, collateralized by $1,855,000 U.S. Treasury Notes, 1.750%, due 5/31/16, value $1,942,497	0.010%	7/02/12		$1,902,252
	Total Short-Term Investments (cost $1,902,252)				1,902,252
	Total Investments (cost $709,743,263) – 98.9%				756,388,812
	Other Assets Less Liabilities – 1.1% (6)				8,662,276
	Net Assets – 100%				$765,051,088

Investments in Derivatives at June 30, 2012

Forward Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (7)	Termination Date	Unrealized Appreciation (Depreciation)
Morgan Stanley	$35,000,000	Receive	3-Month USD-LIBOR	2.480%	Semi-Annually	11/15/2012	11/15/22	$(1,966,925)
Morgan Stanley	20,000,000	Receive	3-Month USD-LIBOR	2.908	Semi-Annually	11/15/2012	11/15/41	(1,576,076)
								$(3,543,001)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tier hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

4	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$2,409,322	$—	$—	$2,409,322
$25 Par (or similar) Preferred Securities	232,290,679	70,042,879	—	302,333,558
Taxable Municipal Bonds	—	839,394	—	839,394
Corporate Bonds	—	36,586,478	—	36,586,478
Capital Preferred Securities	—	412,317,808	—	412,317,808
Short-Term Investments:
Repurchase Agreements	—	1,902,252	—	1,902,252
Derivatives:
Forward Swaps**	—	(3,543,001)	—	(3,543,001)
Total	$234,700,001	$518,145,810	$—	$752,845,811

*	Refer to the Fund’s Portfolio of Investments for industry classifications and breakdown of $25 Par (or similar) Preferred Securities classified as Level 2.
**	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

During the period ended June 30, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of June 30, 2012, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Interest Rate	Forward Swaps	—	$—	Unrealized depreciation on forward swaps	$(3,543,001)

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At June 30, 2012, the cost of investments (excluding investments in derivatives) was $711,040,175.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at June 30, 2012, were as follows:

Gross unrealized:
Appreciation	$55,814,971
Depreciation	(10,466,334)
Net unrealized appreciation (depreciation) of investments	$45,348,637

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Nuveen Preferred Securities Fund (continued)

June 30, 2012

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(4)	For fair value measurement disclosure purposes, $25 Par (or similar) Preferred Securities categorized as Level 2.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(6)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as noted within Investments in Derivatives at June 30, 2012.

(7)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each forward swap contract.

N/R	Not rated.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

USD-LIBOR	United States Dollar–London Inter-Bank Offered Rate

6	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen NWQ Flexible Income Fund

June 30, 2012

Shares	Description (1)			Value

	COMMON STOCKS – 8.5%

	Automobiles – 0.9%

1,000	General Motors Company, (2)			$19,720
	Chemicals – 1.0%

400	Mosaic Company			21,904
	Communications Equipment – 1.1%

1,400	Cisco Systems, Inc.			24,038
	Diversified Financial Services – 1.1%

900	Citigroup Inc.			24,669
	Insurance – 0.6%

400	American International Group, (2)			12,836
	Metals & Mining – 1.2%

700	Barrick Gold Corporation			26,299
	Oil, Gas & Consumable Fuels – 0.5%

400	Canadian Natural Resources Limited			10,740
	Real Estate Investment Trust – 2.1%

1,350	Annaly Capital Management Inc.			22,653

1,900	Redwood Trust Inc.			23,712
	Total Real Estate Investment Trust			46,365
	Total Common Stocks (cost $202,336)			186,571

Shares	Description (1)	Coupon	Ratings (3)	Value
	CONVERTIBLE PREFERRED SECURITIES – 0.5%

	Real Estate Investment Trust – 0.5%

500	CommonWealth REIT, Convertible	6.500%	Baa3	$10,975
	Total Convertible Preferred Securities (cost $10,025)			10,975

Shares	Description (1)	Coupon	Ratings (3)	Value
	$25 PAR (OR SIMILAR) PREFERRED SECURITIES – 73.7%

	Capital Markets – 2.2%

125	Allied Capital Corporation	6.875%	BBB	$3,094

900	Ares Capital Corporation	7.000%	BBB	23,535

200	Gladstone Investment Corporation	7.125%	N/R	5,070

300	Medley Capital Corporation	7.125%	N/R	7,515

300	Triangle Capital Corporation	7.000%	N/R	7,683
	Total Capital Markets			46,897
	Commercial Banks – 18.5%

2,000	Associated Banc-Corp.	8.000%	BB+	54,380

1,600	First Naigara Finance Group	8.625%	BB+	43,840

800	First Republic Bank of San Francisco, (4)	6.200%	BBB	20,400

1,200	HSBC Holdings PLC	8.000%	A–	32,616

2,000	PNC Financial Services	6.125%	BBB	52,700

1,000	Popular Inc., (4)	8.250%	B2	23,031

500	TCF Financial Corporation	7.500%	BB–	12,660

2,000	U.S. Bancorp.	6.500%	A3	57,160

3,000	Zions Bancorporation	9.500%	BB	78,660

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Nuveen NWQ Flexible Income Fund (continued)

June 30, 2012

Shares	Description (1)	Coupon	Ratings (3)	Value

	Commercial Banks (continued)

880	Zions Bancorporation	7.900%	BB	$23,980
	Total Commercial Banks			399,427
	Consumer Finance – 5.7%

1,500	GMAC LLC	7.250%	BB–	35,745

400	GMAC LLC	7.300%	BB–	9,464

3,100	HSBC Finance Corporation	6.360%	A	78,120
	Total Consumer Finance			123,329
	Diversified Financial Services – 4.8%

2,000	Bank of America Corporation	8.200%	BB+	51,700

2,000	Citigroup Inc.	8.500%	BB	52,800
	Total Diversified Financial Services			104,500
	Electric Utilities – 4.1%

3,000	BGE Capital Trust II	6.200%	Baa2	76,950

500	SCE Trust I	5.625%	BBB+	12,740
	Total Electric Utilities			89,690
	Insurance – 15.3%

1,660	American Financial Group	7.000%	BBB+	44,820

1,000	Aspen Insurance Holdings Limited	7.250%	BBB–	25,600

1,100	Aspen Insurance Holdings Limited	7.401%	BBB–	28,259

800	Axis Capital Holdings Limited	6.875%	BBB	21,432

2,500	Endurance Specialty Holdings Limited	7.750%	BBB–	67,700

900	Montpelier Re Holdings Limited	8.875%	BB+	24,390

1,900	Principal Financial Group	6.518%	BBB	49,609

2,500	Prudential Financial Inc.	9.000%	BBB+	67,900
	Total Insurance			329,710
	Multi-Utilities – 5.9%

2,000	DTE Energy Company	6.500%	BBB–	56,480

2,500	Scana Corporation	7.700%	BBB–	70,000
	Total Multi-Utilities			126,480
	Oil, Gas & Consumable Fuels – 1.2%

1,000	Magnum Hunter Resources Corporation	10.250%	BB–	25,670
	Real Estate Investment Trust – 14.7%

900	Annaly Capital Management	7.625%	N/R	22,590

700	Apartment Investment & Management Company, Series U	7.000%	BB	18,417

2,250	Ashford Hospitality Trust Inc.	9.000%	N/R	59,063

2,200	CommomWealth REIT	7.250%	Baa3	59,708

606	Developers Diversified Realty Corporation	7.375%	Ba1	15,192

2,600	Dupont Fabros Technology	7.875%	Ba2	68,016

600	Inland Real Estate Corporation	8.125%	N/R	15,252

1,500	Kimco Realty Corporation, Series G	7.750%	Baa2	38,475

775	Winthrop Realty Trust Inc.	9.250%	N/R	20,018
	Total Real Estate Investment Trust			316,731
	Wireless Telecommunication Services – 1.3%

1,038	United States Cellular Corporation	6.950%	Baa2	27,818
	Total $25 Par (or similar) Preferred Securities (cost $1,469,751)			1,590,252

8	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CAPITAL PREFERRED SECURITIES – 7.0%

	Commercial Banks – 1.1%

$30	Barclays Bank PLC	6.278%	12/15/34	BBB	$23,044
	Insurance – 5.9%

100	AXA SA, 144A	6.379%	12/14/66	Baa1	78,000

25	Liberty Mutual Group, 144A	7.800%	3/15/37	Baa3	25,250

6	Prudential PLC	7.750%	12/29/49	A–	6,060

18	Symetra Financial Corporation, 144A	8.300%	10/15/37	BBB–	17,550
	Total Insurance				126,860
	Total Capital Preferred Securities (cost $153,757)				149,904

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 5.6%

	Diversified Telecommunication Services – 0.4%

$10	Telecom Italia Capital	7.721%	6/04/38	BBB	$8,750
	Independent Power Producers & Energy Traders – 1.5%

32	NRG Energy Inc.	7.875%	5/15/21	BB	32,320
	Insurance – 2.9%

24	American International Group, Inc.	8.175%	5/15/68	BBB	26,040

21	Genworth Financial Inc.	7.200%	2/15/21	BBB	20,003

15	Hartford Life Inc.	7.650%	6/15/27	BBB–	17,338
60	Total Insurance				63,381
	Media – 0.8%

18	Donnelley & Son Company	8.250%	3/15/19	BB+	17,640
$120	Total Corporate Bonds (cost $118,148)				122,091

Shares	Description (1)				Value
	EXCHANGE-TRADED FUNDS – 2.1%

500	iShares I-Boxx High Yield Corporate Bond Fund				$45,610
	Total Exchange-Traded Funds (cost $44,205)				45,610

Principal Amount (000)	Description (1)	Coupon	Maturity		Value
	SHORT-TERM INVESTMENTS – 5.6%

$120	Repurchase Agreement with State Street Bank, dated 6/29/12, repurchase price $119,969, collateralized by $120,000 U.S. Treasury Notes, 1.750%, due 5/31/16, value $125,660	0.010%	7/02/12		$119,968
	Total Short-Term Investments (cost $119,968)				119,968
	Total Investments (cost $2,118,190) – 103.0%				2,225,371
	Other Assets Less Liabilities – (3.0)% (5)				(64,866)
	Net Assets – 100%				$2,160,505

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Nuveen NWQ Flexible Income Fund (continued)

June 30, 2012

Investments in Derivatives at June 30, 2012

Call Options Written outstanding:

Number of Contracts	Type	Notional Amount (6)	Expiration Date	Strike Price	Value
(4)	American International Group, Inc.	$(12,800)	11/17/12	$32.0	$(1,170)
(4)	Barrick Gold Corporation	(16,800)	10/20/12	42.0	(430)
(3)	Barrick Gold Corporation	(12,900)	10/20/12	43.0	(252)
(5)	Citigroup Inc.	(14,000)	9/22/12	28.0	(930)
(10)	General Motors Company	(22,000)	9/22/12	22.0	(500)
(2)	Mosaic Company	(9,500)	9/22/12	47.5	(1,695)
(2)	Mosaic Company	(10,000)	9/22/12	50.0	(1,310)
(30)	Total Call Options Written (premiums received $7,984)	$(98,000)			$(6,287)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tier hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$186,571	$—	$—	$186,571
Convertible Preferred Securities	10,975	—	—	10,975
$25 Par (or similar) Preferred Securities	1,546,821	43,431	—	1,590,252
Capital Preferred Securities	—	149,904	—	149,904
Corporate Bonds	—	122,091	—	122,091
Exchange-Traded Funds	45,610	—	—	45,610
Short-Term Investments:
Repurchase Agreements	—	119,968	—	119,968
Derivatives:
Call Options Written	(6,287)	—	—	(6,287)
Total	$1,783,690	$435,394	$—	$2,219,084
*	Refer to the Fund’s Portfolio of Investments for industry classifications and breakdown of $25 Par (or similar) Preferred Securities classified as Level 2.

During the period ended June 30, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following tables presents the fair value of all derivative instruments held by the Fund as of June 30, 2012, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Equity Price	Options	—	$—	Call options written, at value	$(6,287)

10	Nuveen Investments

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At June 30, 2012, the cost of investments (excluding investments in derivatives) was $2,134,972.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at June 30, 2012, were as follows:

Gross unrealized:
Appreciation	$132,701
Depreciation	(42,302)
Net unrealized appreciation (depreciation) of investments	$90,399

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	For fair value measurement disclosure purposes, $25 Par (or similar) Preferred Securities categorized as Level 2.

(5)	Other Assets Less Liabilities includes the Value of derivative instruments as noted within Investments in Derivatives at June 30, 2012.

(6)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

N/R	Not rated.

Nuveen Investments	11

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust V

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: August 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: August 29, 2012

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: August 29, 2012